Financial instruments risk, Liquidity risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liquidity risk [Abstract]
Trade payables	$ 437,005	$ 228,959
Accounts payable and accrued expenses	470,068	525,108
Related parties	144,966	1,458
Leasing liabilities	409,875	355,513
Financial debt	$ 122,707	$ 182,729
Liquidity Risk [Member]
Liquidity risk [Abstract]
Percentage of financial liabilities due in next 12 months	47.00%	35.00%
Liquidity Risk [Member] | In 6 Months [Member]
Liquidity risk [Abstract]
Trade payables	$ 437,005	$ 228,959
Accounts payable and accrued expenses	0	0
Related parties	0
Leasing liabilities	86,597	29,465
Financial debt	19,041	52,125
Total financial liabilities	542,643	310,549
Liquidity Risk [Member] | 6 to 12 Months [Member]
Liquidity risk [Abstract]
Trade payables	0	0
Accounts payable and accrued expenses	470,068	525,108
Related parties	144,966
Leasing liabilities	34,781	28,780
Financial debt	38,065	76,960
Total financial liabilities	687,880	630,848
Liquidity Risk [Member] | 1 to 4 Years [Member]
Liquidity risk [Abstract]
Trade payables	0	0
Accounts payable and accrued expenses	0	23,521
Related parties	0
Leasing liabilities	238,404	193,811
Financial debt	54,283	48,227
Total financial liabilities	292,687	265,559
Liquidity Risk [Member] | More than 4 Years [Member]
Liquidity risk [Abstract]
Trade payables	0	0
Accounts payable and accrued expenses	0	0
Related parties	0
Leasing liabilities	50,093	103,457
Financial debt	11,318	5,417
Total financial liabilities	$ 61,411	$ 108,874